Business Combinations (Acquisition of Doyo, Narrative) (Details) (USD $)			0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Nov. 26, 2013 Doyo [Member]	Dec. 31, 2013 Doyo [Member]	Nov. 29, 2013 Doyo [Member]
Business Acquisition [Line Items]
Percentage of acquired equity interests			100.00%
Fixed cash consideration			$ 6,500,000		$ 6,521,000
Variable cash consideration, maximum			7,300,000
Percentage of voting interest acquired			100.00%
Goodwill	180,252,000	134,921,000			7,626,000
Measurement period adjustment				$ 0